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                         COLUMBIA FUNDS SERIES TRUST I

       COLUMBIA BALANCED FUND                      COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND
    COLUMBIA SMALL CAP CORE FUND                        COLUMBIA SMALL CAP GROWTH FUND I
        COLUMBIA INCOME FUND                   COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND
COLUMBIA CONSERVATIVE HIGH YIELD FUND                   COLUMBIA STRATEGIC INVESTOR FUND
   COLUMBIA INTERMEDIATE BOND FUND                          COLUMBIA TECHNOLOGY FUND
  COLUMBIA FEDERAL SECURITIES FUND                   COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND
  COLUMBIA U.S. TREASURY INDEX FUND                   COLUMBIA HIGH YIELD OPPORTUNITY FUND
     COLUMBIA GREATER CHINA FUND              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
 COLUMBIA CALIFORNIA TAX-EXEMPT FUND                     COLUMBIA STRATEGIC INCOME FUND
     COLUMBIA WORLD EQUITY FUND                COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
  COLUMBIA INTERNATIONAL STOCK FUND                      COLUMBIA ASSET ALLOCATION FUND
  COLUMBIA CONNECTICUT INTERMEDIATE                    COLUMBIA NEW YORK TAX-EXEMPT FUND
           MUNICIPAL BOND                                  COLUMBIA COMMON STOCK FUND
    COLUMBIA MID CAP GROWTH FUND               COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND
    COLUMBIA OREGON INTERMEDIATE                       COLUMBIA HIGH YIELD MUNICIPAL FUND
         MUNICIPAL BOND FUND                            COLUMBIA DISCIPLINED VALUE FUND
COLUMBIA CONNECTICUT TAX-EXEMPT FUND                    COLUMBIA SMALL CAP VALUE FUND I
       COLUMBIA CORE BOND FUND                           COLUMBIA DIVIDEND INCOME FUND
  COLUMBIA REAL ESTATE EQUITY FUND                       COLUMBIA LARGE CAP GROWTH FUND
                                                             COLUMBIA LIBERTY FUND
                                                            COLUMBIA TAX-EXEMPT FUND

             SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION

                               DECEMBER 22, 2006

The paragraph immediately following heading "COMPENSATION" within the section entitled "PORTFOLIO MANAGERS" is replaced in its entirety as follows:

As of the Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The Adviser may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

                                                              INT-50/115932-1206